Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

(In millions)	Generics Segment	Specialty Segment	Total
Balance at December 31, 2012:
Goodwill	$3,194.1	$706.5	$3,900.6
Accumulated impairment losses	—	(385.0)	(385.0)
	3,194.1	321.5	3,515.6
Acquisitions	956.4	—	956.4
Transfers (1)	(27.6)	27.6	—
Foreign currency translation	(131.5)	—	(131.5)
	3,991.4	349.1	4,340.5
Balance at December 31, 2013:
Goodwill	3,991.4	734.1	4,725.5
Accumulated impairment losses	—	(385.0)	(385.0)
	3,991.4	349.1	4,340.5
Acquisitions	13.3	—	13.3
Divestment	(10.5)	—	(10.5)
Foreign currency translation	(294.0)	—	(294.0)
	3,700.2	349.1	4,049.3
Balance at December 31, 2014:
Goodwill	3,700.2	734.1	4,434.3
Accumulated impairment losses	—	(385.0)	(385.0)
	$3,700.2	$349.1	$4,049.3
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(1)
As a result of the January 1, 2013 reorganization of certain components between the Generics and Specialty segments, the Company was required to reassign a portion of the carrying amount of goodwill to the Specialty segment.

Components of intangible assets
Intangible assets consist of the following components at December 31, 2014 and 2013:

(In millions)	Weighted Average Life (Years)	Original Cost	Accumulated Amortization	Net Book Value
December 31, 2014
Amortized intangible assets:
Patents and technologies	20	$116.6	$99.2	$17.4
Product rights and licenses	10	3,617.0	2,127.8	1,489.2
Other (1)	8	162.2	70.6	91.6
		3,895.8	2,297.6	1,598.2
In-process research and development		748.9	—	748.9
		$4,644.7	$2,297.6	$2,347.1
December 31, 2013
Amortized intangible assets:
Patents and technologies	20	$116.6	$93.8	$22.8
Product rights and licenses	10	3,559.5	2,018.1	1,541.4
Other (1)	8	174.0	59.4	114.6
		3,850.1	2,171.3	1,678.8
In-process research and development		839.1	—	839.1
		$4,689.2	$2,171.3	$2,517.9
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(1)	Other intangibles consist principally of customer lists and contracts.

Product rights and licenses by therapeutic category
Product rights and licenses are primarily comprised of the products marketed at the time of acquisition. These product rights and licenses relate to numerous individual products, the net book value of which, by therapeutic category, is as follows:

(In millions)	December 31, 2014	December 31, 2013
Allergy	$82.5	$95.9
Anti-infectives	152.8	194.2
Antineoplastic	123.7	147.4
Cardiovascular	175.0	235.8
Central Nervous System	199.5	211.2
Dermatological	65.9	79.6
Endocrine and Metabolic	54.8	72.4
Gastrointestinal	67.6	95.2
Hematological Agents	294.5	14.9
Respiratory System	78.3	147.4
Other (1)	194.6	247.4
	$1,489.2	$1,541.4
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(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.